Commitments and contingencies - Narrative (Details) € in Millions, $ in Millions		3 Months Ended
	Apr. 22, 2022 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 claim
Australian Competition and Consumer Commission (ACCC) | Pending Litigation
Loss Contingencies [Line Items]
Penalty judgment | $	$ 44.7
Penalty payment		$ 44.7	€ 29.6
Advertising And Display Practices Allegations
Loss Contingencies [Line Items]
Number of claims | claim				2